Overview (Policies)	12 Months Ended
Dec. 31, 2014
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Consolidation, Policy [Policy Text Block]
Basis of presentation
These consolidated financial statements include the accounts of Rose Rock and its controlled subsidiaries and have been revised to reflect the impact of a common control acquisition. On February 13, 2015, we completed the acquisition of the WOT and a 50% interest in Glass Mountain Pipeline, LLC from SemGroup (Note 3). The acquisition of WOT created a change in reporting entity, which required our historical results to be revised as if WOT had been part of Rose Rock in prior periods. The accompanying historical financial statements and related notes to the consolidated financial statements have been revised to reflect this change. Prior period earnings of WOT have been allocated to the general partner. Thus, there is no change in the total amount of historical earnings attributed to common unitholders.
These consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States. All significant transactions between Rose Rock and its consolidated subsidiaries have been eliminated. Our ownership interest in White Cliffs is reflected as an equity method investment as the other owners have substantive rights to participate in the management of White Cliffs.